NON-INTEREST INCOME AND OTHER EXPENSES - Schedule of Non-Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-interest income:
Consumer and commercial fees	$ 487,095	$ 416,112	$ 349,357
Lease income	1,631,032	2,178,597	2,462,990
Capital markets and foreign exchange income	494,289	408,768	195,808
Miscellaneous income, net
Mortgage banking income and multifamily servicing fees, net	71,284	64,878	16,369
BOLI	63,869	64,811	68,479
Net gain on operating leases	14,610	69,057	66,313
Asset and wealth management fees	321,300	288,571	245,403
Loss on non-mortgage loans, net	(95,655)	(128,091)	(69,307)
Other miscellaneous income /(loss), net	338,494	17,505	(15,602)
Securities gains, net	154,705	224,459	145,039
TOTAL NON-INTEREST INCOME	$ 3,481,023	$ 3,604,667	$ 3,464,849